OTHER RECEIVABLES, NET (Tables)	9 Months Ended
Dec. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
SCHEDULE OF OTHER RECEIVABLES NET
	March 31, 2024	December 31, 2024
	RMB	RMB

Loans recognized as a result of payments under guarantees	7,995	7,710
Less: provision for credit losses	(7,995)	(7,710)
	-	-

Other Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
SCHEDULE OF OTHER RECEIVABLES NET
	March 31, 2024	December 31, 2024
	RMB	RMB

Rental and other deposits	25,681	24,228
Staff advance	15,138	11,883
	40,819	36,111
Less: provision for credit losses	(22,739)	(21,113)
	18,080	14,998

SCHEDULE OF PROVISION FOR CREDIT LOSS

The movement of the provision for credit loss for the fiscal years ended March 31, 2023 and 2024 and the nine months ended December 31, 2024 was as follows:

	For the fiscal years ended March 31,		For the nine months ended December 31,
	2023	2024	2024
	RMB	RMB	RMB

Beginning balance of the period	(30,251)	(26,541)	(22,739)
Additions	(12,400)	-	-
Write-offs	16,110	3,802	1,626
Ending balance of the period	(26,541)	(22,739)	(21,113)